6. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net deferred tax amounts
	2020	2019
Deferred tax asset attributable to:
Net operating loss carryover	$1,591,561	$1,182,141
Valuation allowance	(1,591,561)	(1,182,141)
Net deferred tax asset	$—	$—